Income Taxes - Analysis of charge(credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income tax benefit	$ (790)	$ (772)	$ (178)
Total income tax benefit for the year	(790)	(772)	(178)
Operating tax loss carry-forwards	$ 19,000	$ 13,600	$ 9,500